Other investments - Movements in other investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Beginning balance	£ 46	£ 31
Exchange differences		1
Additions	2	21
Repayments and disposals	(1)	(4)
Fair value adjustment	2	(3)
Transfers	0
Ending balance	49	46
Loans
Disclosure of financial assets [line items]
Beginning balance	35	21
Exchange differences		(1)
Additions	2	21
Repayments and disposals	(1)	(2)
Fair value adjustment	0	(4)
Transfers	(19)
Ending balance	17	35
Others
Disclosure of financial assets [line items]
Beginning balance	11	10
Exchange differences		2
Additions	0	0
Repayments and disposals	0	(2)
Fair value adjustment	2	1
Transfers	19
Ending balance	£ 32	£ 11